Business developments (Details) - shares		1 Months Ended
		Jun. 30, 2016	Dec. 31, 2016	Jun. 27, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition
Issued shares (in shares)			2,089,897,378		1,957,379,244	1,607,168,947	1,596,119,349
York Capital Management
Business Acquisition
Percentage of authorized Group share capital to be issued for the acquistion of entity		1.00%
Issued shares (in shares)				27,000,000
Bank
Business Acquisition
Issued shares (in shares)	[1]		4,399,680,200		4,399,680,200

[1]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2016. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.